Liquidity and Basis of Presentation (Details Narrative) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 26, 2022	Dec. 04, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2019
Line of Credit Facility [Line Items]
Cash			$ 178,973		$ 178,973		$ 1,282,565	$ 102,263
Effective exchange rate					(1,103,592)	$ 1,287,754	1,180,302	102,263
Common stock issued for cash, received value		$ 15,000	3,000,000	$ 1,150,000	3,050,000		3,130,000	95,000
Stockholders' equity			5,941,428	8,209,885	5,941,428	8,209,885	8,220,399	7,220,898	$ 7,544,053	$ 7,241,356	$ 8,486,675
Accumulated deficit			26,321,183		26,321,183		6,413,744	3,923,245
Working capital balance			1,611,420		1,611,420		1,282,829	175,332
Proceeds from sale of stock					3,050,000	1,779,999	3,130,000	233,000
Common stock issuances raised							50,000
Effective exchange rate					1,103,592	(1,287,754)	(1,180,302)	(102,263)
Proceeds from line of credit					2,000,000
General and administrative expenses			18,986,431	244,040	19,520,971	568,210	1,738,716	2,111,084
Net loss			19,181,093	$ 431,471	19,907,439	$ 941,012	$ 2,490,499	$ 3,052,779
Revision of Prior Period, Adjustment [Member]
Line of Credit Facility [Line Items]
Accumulated deficit			6,297,960		6,297,960
General and administrative expenses			6,297,960		6,297,960
Net loss			6,297,960		6,297,960
Subsequent Event [Member] | LDS Capital LLC [Member]
Line of Credit Facility [Line Items]
Proceeds from line of credit	$ 1,000,000
Secured Debt [Member]
Line of Credit Facility [Line Items]
Secured line of credit			$ 5,000,000		$ 5,000,000